Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000247281 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000247281 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000247281 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000247281 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000247281 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000247281 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000247281 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000247281 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000247281 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000247281 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247281 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000247281 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000247281 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000247281 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000247282 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000247282 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000247282 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000247282 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000247282 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000247282 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000247282 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000247282 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000247282 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000247282 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247282 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000247282 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000247282 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000247282 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	11.40%